Accrued expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses
Interest	¥ 85,034	¥ 47,250
Professional service fees	40,468	19,885
Testing fee	38,785	17,983
Logistic charges	34,638	23,738
Tax	20,919	16,159
Commission fee	17,309	5,475
Rental fee	6,507	600
Utilities	1,281	2,109
Others	22,231	14,095
Total accrued expenses	¥ 267,172	¥ 147,294